Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 70,289	$ 80,226	[1]
Accounts receivable	15,001	7,436
Inventory	6,351	5,868
Prepaids and other current assets	7,438	5,875
Total current assets	99,079	99,405
Non-current assets
Property and equipment	5,665	5,209
Intangible assets	35,891	28,998
Right-of-use assets	12,382	14,168
Deferred tax assets	1,831	1,767
Other non-current assets	8,183	5,762
Total non-current assets	63,952	55,904
Total assets	163,031	155,309
Current liabilities
Accounts payable	8,960	5,220
Accrued expenses	20,736	13,217
Deferred contract revenue	16,720	5,732
Lease liabilities, current portion	2,700	2,190
Warrant obligations	1,412	444
Total current liabilities	50,528	26,803
Non-current liabilities
Borrowings	47,733	13,237
Lease liabilities, net of current portion	12,587	14,603
Defined benefit pension liabilities	4,162	3,839
Other non-current liabilities	876	337
Total non-current liabilities	65,358	32,016
Total liabilities	115,886	58,819
Equity
Share capital	4,814	4,188
Share premium	473,675	472,244
Treasury shares	(1,218)	(702)
Other reserves	89,150	61,037
Accumulated deficit	(519,276)	(440,277)
Total equity	47,145	96,490
Total liabilities and equity	$ 163,031	$ 155,309

[1]	Refer to “Note 2—Material Accounting Policies—Statement of Cash Flows - Interest Classification” for details on change in accounting policy.